LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 19, 2010

TO THE PROSPECTUSES

OF THE FUNDS LISTED IN

SCHEDULE A

This Supplement replaces and supersedes in its entirety the Supplement dated March 9, 2010 to the Prospectuses of the Funds listed on Schedule A.

The following replaces the first paragraph of the section titled “Class I shares” in the section of the Prospectus titled “Sales charges” for all of the Legg Mason Partners Income Trust funds listed on Schedule A, except Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund:

You buy Class I shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class I shares are not subject to any distribution and/or service fees.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for all funds listed on Schedule A, except Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund:

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section titled “Class I shares” in the section of the Prospectus titled “Sales charges” for each of Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund:

Participants in Eligible Investment Programs may exchange Class A shares for Class I shares of the fund.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus for each of Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund:

“Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled “Exchanging shares” for the funds listed in Schedule A:

Generally, an exchange between funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes. You should talk to your tax adviser before making an exchange.

The following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled “Dividends, distributions and taxes” for the funds listed in Schedule A:

In general, unless your shares are held in a qualified retirement plan, IRA or other tax deferred arrangement, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. Any tax liability that you owe as a result of any of these taxable events is your responsibility. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes.

The following information replaces the section titled “Portfolio managers” in the section of the Prospectus titled “Management” for the Legg Mason ClearBridge Small Cap Growth Fund:

Jeffrey J. Russell, CFA, and Aram E. Green. Mr. Russell (a Managing Director and Senior Portfolio Manager of ClearBridge) and Mr. Green (a Managing Director and Portfolio Manager of ClearBridge) have co-managed the fund since 2007.

The following information replaces the section titled “Portfolio managers” in the section of the Prospectus titled “More on fund management” for the Legg Mason ClearBridge Small Cap Growth Fund:

Jeffrey J. Russell, CFA, and Aram E. Green have co-managed the fund since 2007. Messrs. Russell and Green are primarily responsible for overseeing the day-to-day operation of the fund and have the ultimate authority to make portfolio decisions.

Mr. Russell, CFA, is a Managing Director and Senior Portfolio Manager of ClearBridge and has 29 years of industry experience. Mr. Russell joined the subadviser or its predecessor in 1990.

Mr. Green is a Managing Director and Portfolio Manager of ClearBridge. He has 9 years of investment industry experience. Mr. Green joined the subadviser in 2006 and was previously an equity analyst with Hygrove Partners LLC.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

SCHEDULE A

LEGG MASON PARTNERS EQUITY TRUST	Date of Prospectus*
Legg Mason Barrett Financial Services Fund	7/29/09
Legg Mason Capital Management All Cap Fund	8/28/09
Legg Mason ClearBridge Aggressive Growth Fund	12/29/09
Legg Mason ClearBridge Appreciation Fund	2/26/10
Legg Mason ClearBridge Capital Fund	2/26/10
Legg Mason ClearBridge Diversified Large Cap Growth Fund	2/26/10
Legg Mason ClearBridge Dividend Strategy Fund	2/26/10
Legg Mason ClearBridge Equity Fund	2/26/10
Legg Mason ClearBridge Equity Income Builder Fund	4/30/09
Legg Mason ClearBridge Fundamental All Cap Value Fund	1/28/10
Legg Mason Batterymarch Global Equity Fund	2/26/10
Legg Mason Global Currents International All Cap Opportunity Fund	2/26/10
Legg Mason ClearBridge Large Cap Growth Fund	3/19/09
Legg Mason ClearBridge Large Cap Value Fund	2/26/10
Legg Mason Lifestyle Allocation 100%	5/31/09
Legg Mason Lifestyle Allocation 30%	5/31/09
Legg Mason Lifestyle Allocation 50%	5/31/09
Legg Mason Lifestyle Allocation 70%	5/31/09
Legg Mason Lifestyle Allocation 85%	5/31/09
Legg Mason Lifestyle Income Fund	5/31/09
Legg Mason ClearBridge Mid Cap Core Fund	2/26/10
Legg Mason ClearBridge Small Cap Growth Fund	2/26/10
Legg Mason ClearBridge Small Cap Value Fund	1/28/10
Legg Mason Esemplia Emerging Markets Equity Fund	2/26/10
Legg Mason Investment Counsel Social Awareness Fund	5/31/09
Legg Mason Target Retirement 2015	5/31/09
Legg Mason Target Retirement 2020	5/31/09
Legg Mason Target Retirement 2025	5/31/09

LEGG MASON PARTNERS EQUITY TRUST	Date of Prospectus*
Legg Mason Target Retirement 2030	5/31/09
Legg Mason Target Retirement 2035	5/31/09
Legg Mason Target Retirement 2040	5/31/09
Legg Mason Target Retirement 2045	5/31/09
Legg Mason Target Retirement 2050	5/31/09
Legg Mason Target Retirement Fund	5/31/09
Legg Mason Batterymarch U.S. Large Cap Equity Fund	3/30/09
Legg Mason Permal Tactical Allocation Fund	4/13/09

LEGG MASON PARTNERS INCOME TRUST
Legg Mason Western Asset Adjustable Rate Income Fund	9/28/09
Legg Mason Western Asset California Municipals Fund	6/28/09
Legg Mason Western Asset Core Plus Bond Fund	11/30/09
Legg Mason Western Asset Corporate Bond Fund	4/30/09
Legg Mason Western Asset Global High Yield Bond Fund	4/30/09
Legg Mason Western Asset Government Securities Fund	4/30/09
Legg Mason Western Asset High Income Fund	11/30/09
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	3/30/09
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	3/30/09
Legg Mason Western Asset Intermediate-Term Municipals Fund	7/29/09
Legg Mason Western Asset Managed Municipals Fund	6/28/09
Legg Mason Western Asset Massachusetts Municipals Fund	3/30/09
Legg Mason Western Asset Municipal High Income Fund	11/30/09
Legg Mason Western Asset New Jersey Municipals Fund	7/29/09
Legg Mason Western Asset New York Municipals Fund	7/29/09
Legg Mason Western Asset Oregon Municipals Fund	8/28/09
Legg Mason Western Asset Pennsylvania Municipals Fund	7/29/09
Legg Mason Western Asset Short Duration Municipal Income Fund	2/26/10
Legg Mason Western Asset Short-Term Bond Fund	4/30/09
Legg Mason Western Asset Strategic Income Fund	11/30/09
Western Asset Emerging Markets Debt Portfolio	6/28/09
Western Asset Global High Yield Bond Portfolio	6/28/09

*	As amended, if applicable

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